Benefit Plans - Changes in Fair Value of Foreign Pension Assets Measured Using Level 3 Inputs (Detail) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value	$ 83	$ 83
Actual return on plan assets:
Return on assets	1	(1)
Purchases, sales and settlements, net	3	4
Transfers (out) in from other categories	(3)	(5)
Exchange rate changes	(6)	1
Ending fair value	78	83
Significant Unobservable Inputs (Level 3) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value	1	3
Actual return on plan assets:
Return on assets
Purchases, sales and settlements, net		(2)
Transfers (out) in from other categories	(1)
Exchange rate changes
Ending fair value		1
Significant Unobservable Inputs (Level 3) [Member] | Insurance Contract Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value	81	80
Actual return on plan assets:
Return on assets	1	(1)
Purchases, sales and settlements, net	3	6
Transfers (out) in from other categories	(2)	(5)
Exchange rate changes	(6)	1
Ending fair value	$ 78	$ 81